Deferred Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Deferred Revenue [Abstract]
Schedule of Deferred Revenue
	March 31,	December 31,
	2014	2013
Deferred revenue:
Current	$19,062	$19,223
Non-current	-	-
Total	$19,062	$19,223

	December 31,	December 31,
	2013	2012
Deferred revenue:
Current	$19,223	$78,811
Non-current	-	20,130
Total	$19,223	$98,941

Summary of Deferred Revenue
	For the three months ended March 31,
	2014	2013

Deferred revenue, balance at beginning of period	$19,223	$98,941
Less: government grant earned during the three months	-	(14,289)
Less: Revenue earned during the three months	-	(21,010)
Exchange rate difference	(161)	-
Deferred revenue, balance at end of period	$19,062	$63,642

	For the years ended December 31,
	2013	2012

Deferred revenue, balance at beginning of year	$98,941	$301,231
Add: Payments received from customers during the year	-	105,721
Add: Government grant received during the year	-	95,222
Less: government grant earned during the year	(15,931)	(135,602)
Less: Revenue earned during the year	(63,787)	(276,631)
Deferred revenue, balance at end of year	$19,223	$98,941